Balance Sheets - USD ($)	May 31, 2017	May 31, 2016
Current Assets:
Cash	$ 39,386	$ 115,738
Prepaid expenses	44,048
Inventory	194,320	189,823
Total current assets	277,754	305,561
Non-Current Assets:
Property and equipment	14,953	500
Other assets (Note 5)	181,000
Total non-current assets	195,953	500
Total Assets	473,707	306,061
Current Liabilities:
Accounts payable	12,800
Accrued interest on convertible loans	6,966	1,845
Accruals, related party	45,000	27,000
Derivative liability	449,975	351,041
Convertible loans, net of discount of $237,608 and $134,148, respectively	192,392	73,602
Loan from shareholder and related party	11,438	11,236
Total current liabilities	718,571	464,724
Total Liabilities	718,571	464,724
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock series B, $0.0001 par value, 50,000,000 shares authorized; 50,000,000 and 0 shares issued and outstanding, respectively	5,000
Common stock, $0.0001 par value, 850,000,000 shares authorized; 301,640,836 and 258,792,500 shares issued and outstanding, respectively	30,164	25,879
Additional paid-in capital	1,533,092	36,875
Accumulated deficit	(1,813,120)	(221,417)
Total Deficit	(244,864)	(158,663)
Total Liabilities and Stockholders' Equity	$ 473,707	$ 306,061